A summary of trade and other receivables is as follows: (Details)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)
Trade receivables (Note 23, 25)	$ 31,894,090		$ 30,034,661
HST and VAT receivables	368,127		142,699
Other receivables (Note 10, 23)	5,906,625	$ 1,000,000	3,683,102
Expected credit loss provision (Note 25)	$ (300,735)		$ (58,472)